Fair Value (Fair Value Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Total Assets	$ 4.0	$ 3.3
Total Liabilities	1.1	4.9
Available-for-sale Securities [Member]
Available-for-sale securities	2.8	2.7
Foreign Exchange Contract [Member]
Foreign exchange forward contracts, assets	1.2	0.6
Foreign exchange forward contracts, liabilities	1.1	4.9
Level 1 [Member]
Total Assets	2.8	2.7
Total Liabilities	0.0	0.0
Level 1 [Member] | Available-for-sale Securities [Member]
Available-for-sale securities	2.8	2.7
Level 1 [Member] | Foreign Exchange Contract [Member]
Foreign exchange forward contracts, assets	0.0	0.0
Foreign exchange forward contracts, liabilities	0.0	0.0
Level 2 [Member]
Total Assets	1.2	0.6
Total Liabilities	1.1	4.9
Level 2 [Member] | Available-for-sale Securities [Member]
Available-for-sale securities	0.0	0.0
Level 2 [Member] | Foreign Exchange Contract [Member]
Foreign exchange forward contracts, assets	1.2	0.6
Foreign exchange forward contracts, liabilities	$ 1.1	$ 4.9